ScheduleOfFairValueMeasurement Input Level 3 bis (Details) - Fair Value, Inputs, Level 3 [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value	€ 4,377	€ 2,092	€ 3,439
Impact of Placement, Reimbursement Of Convertible Debentures	(330)	(83)
Fair-value Adjustments	2,377	(1,722)
USD EUR Exchange Impact	238	457
Investor Warrants 2013 [Member]
Fair Value	2,514	1,050	1,628
Impact of Placement, Reimbursement Of Convertible Debentures		0
Fair-value Adjustments	1,343	(799)
USD EUR Exchange Impact	121	221
Placement Agent Warrants 2013 [Member]
Fair Value	73	39	109
Impact of Placement, Reimbursement Of Convertible Debentures		0
Fair-value Adjustments	30	(85)
USD EUR Exchange Impact	4	15
InvestorWarrants2012 [Member]
Fair Value	1,691	893	1,522
Impact of Placement, Reimbursement Of Convertible Debentures	(251)	(83)
Fair-value Adjustments	947	(743)
USD EUR Exchange Impact	102	197
PlacementAgentsWarrants2012 [Member]
Fair Value	99	110	€ 181
Impact of Placement, Reimbursement Of Convertible Debentures	(79)	0
Fair-value Adjustments	57	(95)
USD EUR Exchange Impact	€ 11	€ 24